OTHER LIABILITIES	12 Months Ended
Dec. 31, 2018
Other Liabilities
OTHER LIABILITIES

NOTE 23

OTHER LIABILITIES

The other liabilities line item is as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$

Accounts and notes payable	163,216	196,965
Unearned income	673	601
Valuation adjustments by macrohedges	7,039	-
Guarantees received (margin accounts) (1)	540,091	408,313
Notes payable through brokerage and simultaneous transactions	50,807	17,799
Other payable obligations (2)	94,779	58,921
Withheld VAT	1,990	1,887
Other liabilities (3)	41,812	60,877

Total	900,407	745,363

(1)	Guarantee deposits (margin accounts) correspond to collateral associated to derivative financial contracts to mitigate the counterparty credit risk and are mainly established in cash. These guarantees operate when mark to market of derivative financial instruments exceed the levels of threshold agreed in the contracts, which could result in the Bank delivering or receiving collateral.

(2)	Other payable obligations mainly relates to settlement of derivatives and other financial transactions derived from the operation of the Bank.

(3)	Other liabilities: mainly include reimbursement of insurance commissions.